INVESTMENT MANAGEMENT

7337 East Doubletree Ranch Road, Suite 100

Scottsdale, AZ 85258

May 7, 2012

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

RE:       ING Mutual Funds (on behalf of ING Emerging Markets Equity Fund)

Dear Ladies and Gentlemen:

Attached for filing via the EDGAR system is a registration statement on Form N-14 under the Securities Act of 1933, as amended, for ING Mutual Funds (“Registrant”).  This Form N-14 is being filed in connection with a reorganization in which ING Emerging Markets Equity Fund, a series of the Registrant, will acquire all of the assets of ING Emerging Countries Fund, a series of ING Mutual Funds, in exchange for shares of ING Emerging Markets Equity Fund and the assumption by ING Emerging Markets Equity Fund of the liabilities of ING Emerging Countries Fund.

No fees are required in connection with this filing.  Should you have any questions please feel free to contact the undersigned at 480-477-2650 or Corey Rose at 704-339-3164.

Very truly yours,

/s/ Kristen Freeman

Kristen J. Freeman
Counsel
ING U.S. Legal Services

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